Borrowings - Narratives (Details) € in Millions, R$ in Millions, $ in Millions, ₦ in Billions, XOF in Billions, XAF in Billions, R in Billions	1 Months Ended				12 Months Ended
	Oct. 31, 2025 USD ($) tranche	Jun. 30, 2025 USD ($) item	Apr. 30, 2025 USD ($)	Apr. 30, 2025 NGN (₦)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Feb. 17, 2026 USD ($)	Feb. 17, 2026 BRL (R$)	Jan. 31, 2026 USD ($)	Jan. 31, 2026 NGN (₦)	Dec. 31, 2025 BRL (R$)	Dec. 31, 2025 XOF	Dec. 31, 2025 EUR (€)	Dec. 31, 2025 ZAR (R)	Dec. 31, 2025 NGN (₦)	Oct. 31, 2025 XAF	Sep. 30, 2025 USD ($)	Sep. 30, 2025 XAF	Jun. 30, 2024 USD ($)	Jun. 30, 2024 BRL (R$)	Sep. 30, 2023 USD ($)	Sep. 30, 2023 BRL (R$)
Disclosure of detailed information about borrowings [line items]
Prepaid outstanding balance					$ 386.9	$ 2,149.3	$ 689.9
Borrowings					3,137.7	3,347.9	3,510.8
Interest paid					309.0	$ 327.0	$ 299.0
Announcement of plan to discontinue operation | IHS Latam Group
Disclosure of detailed information about borrowings [line items]
Notional amount of derivative contracts entered into to hedge consideration denominated in foreign currencies for discontinued operation								$ 441.0	R$ 2,415.0
IHS Holding limited, Senior Note Maturing 2026
Disclosure of detailed information about borrowings [line items]
Notional amount					$ 200.0
Interest rate					5.625%							5.625%	5.625%	5.625%	5.625%	5.625%
IHS Holding limited, Senior Note Maturing 2028
Disclosure of detailed information about borrowings [line items]
Notional amount					$ 500.0
Interest rate					6.25%							6.25%	6.25%	6.25%	6.25%	6.25%
IHS Holding limited, Senior Note Maturing 2030
Disclosure of detailed information about borrowings [line items]
Notional amount					$ 550.0
Interest rate					7.875%							7.875%	7.875%	7.875%	7.875%	7.875%
IHS Holding limited, Senior Note Maturing 2031
Disclosure of detailed information about borrowings [line items]
Notional amount					$ 650.0
Interest rate					8.25%							8.25%	8.25%	8.25%	8.25%	8.25%
IHS Brasil - Cesso de Infraestruturas S.A, debentures issued in 2023
Disclosure of detailed information about borrowings [line items]
Notional amount																						$ 225.5	R$ 1,200.0
IHS Brasil - Cesso de Infraestruturas S.A, debentures issued in 2023 | CDI
Disclosure of detailed information about borrowings [line items]
Borrowings, adjustment to interest rate basis					3.10%							3.10%	3.10%	3.10%	3.10%	3.10%						3.10%	3.10%
IHS Brasil - Cesso de Infraestruturas S.A, debentures issued in 2024
Disclosure of detailed information about borrowings [line items]
Notional amount																				$ 56.4	R$ 300.0
IHS Brasil - Cesso de Infraestruturas S.A, debentures issued in 2024 | CDI
Disclosure of detailed information about borrowings [line items]
Borrowings, adjustment to interest rate basis					2.80%							2.80%	2.80%	2.80%	2.80%	2.80%				2.80%	2.80%
I-Systems Solues de Infraestrutura S.A., debentures issued in 2024
Disclosure of detailed information about borrowings [line items]
Notional amount | R$												R$ 160.0
I-Systems Solues de Infraestrutura S.A., debentures issued in 2024 | CDI
Disclosure of detailed information about borrowings [line items]
Borrowings, adjustment to interest rate basis					2.10%							2.10%	2.10%	2.10%	2.10%	2.10%
IHS Cote d Ivoire S.A., CIV XOF Tranche II
Disclosure of detailed information about borrowings [line items]
Notional amount | XOF													XOF 7.0
Interest rate					6.50%							6.50%	6.50%	6.50%	6.50%	6.50%
IHS Cote d Ivoire S.A., CIV Euro Tranche II
Disclosure of detailed information about borrowings [line items]
Notional amount | €														€ 55.6
IHS Cote d Ivoire S.A., CIV Euro Tranche II | 3M EURIBOR
Disclosure of detailed information about borrowings [line items]
Borrowings, adjustment to interest rate basis					3.50%							3.50%	3.50%	3.50%	3.50%	3.50%
IHS Holding (2024) Dual Tranche Bullet Term Loan Facility, ZAR Tranche
Disclosure of detailed information about borrowings [line items]
Notional amount | R															R 3.2
IHS Holding (2024) Dual Tranche Bullet Term Loan Facility, ZAR Tranche | 3M JIBAR
Disclosure of detailed information about borrowings [line items]
Borrowings, adjustment to interest rate basis					4.50%							4.50%	4.50%	4.50%	4.50%	4.50%
IHS Holding 2025 facility
Disclosure of detailed information about borrowings [line items]
Notional amount		$ 200.0			$ 200.0
IHS Holding 2025 facility | 3M SOFR
Disclosure of detailed information about borrowings [line items]
Borrowings, adjustment to interest rate basis					4.85%							4.85%	4.85%	4.85%	4.85%	4.85%
IHS Holding 2025 facility | SOFR | Within one year
Disclosure of detailed information about borrowings [line items]
Borrowings, adjustment to interest rate basis					4.85%							4.85%	4.85%	4.85%	4.85%	4.85%
IHS Holding 2025 facility | SOFR | Later than twelve months and not later than eighteen months
Disclosure of detailed information about borrowings [line items]
Borrowings, adjustment to interest rate basis					5.85%							5.85%	5.85%	5.85%	5.85%	5.85%
IHS Holding 2025 facility | SOFR | Later than eighteen months and not later than twenty four months
Disclosure of detailed information about borrowings [line items]
Borrowings, adjustment to interest rate basis					6.50%							6.50%	6.50%	6.50%	6.50%	6.50%
IHS Holding 2025 facility | SOFR | Later than twenty four months and not later than thirty months
Disclosure of detailed information about borrowings [line items]
Borrowings, adjustment to interest rate basis					7.50%							7.50%	7.50%	7.50%	7.50%	7.50%
IHS Towers South Africa Proprietary Limited, maturing 2029
Disclosure of detailed information about borrowings [line items]
Notional amount | R															R 3.0
IHS Towers South Africa Proprietary Limited, maturing 2029 | 3M JIBAR
Disclosure of detailed information about borrowings [line items]
Borrowings, adjustment to interest rate basis					2.75%							2.75%	2.75%	2.75%	2.75%	2.75%
IHS Zambia Limited, maturing 2027
Disclosure of detailed information about borrowings [line items]
Notional amount					$ 42.8
IHS Zambia Limited, maturing 2027 | CAS + SOFR
Disclosure of detailed information about borrowings [line items]
Borrowings, adjustment to interest rate basis					5.00%							5.00%	5.00%	5.00%	5.00%	5.00%
I-Systems Solues de Infraestrutura S.A., maturing 2030
Disclosure of detailed information about borrowings [line items]
Notional amount | R$												R$ 400.0
I-Systems Solues de Infraestrutura S.A., maturing 2030 | CDI | Minimum
Disclosure of detailed information about borrowings [line items]
Borrowings, adjustment to interest rate basis					2.45%							2.45%	2.45%	2.45%	2.45%	2.45%
I-Systems Solues de Infraestrutura S.A., maturing 2030 | CDI | Maximum
Disclosure of detailed information about borrowings [line items]
Borrowings, adjustment to interest rate basis					2.50%							2.50%	2.50%	2.50%	2.50%	2.50%
IHS Holding 2020 Revolving Credit Facility
Disclosure of detailed information about borrowings [line items]
Notional amount of borrowings capacity cancelled during period					$ 300.0
Nigeria (2023) Revolving Credit Facility
Disclosure of detailed information about borrowings [line items]
Notional amount | ₦																₦ 55.0
IHS Holding 2025 revolving credit facility
Disclosure of detailed information about borrowings [line items]
Notional amount		$ 300.0			$ 300.0
Additional extended | item		2
Additional extended term		1 year
IHS Holding 2025 revolving credit facility | Maximum
Disclosure of detailed information about borrowings [line items]
Notional amount		$ 400.0
Additional amount increased		$ 100.0
IHS Holding 2025 revolving credit facility | 3M SOFR
Disclosure of detailed information about borrowings [line items]
Borrowings, adjustment to interest rate basis					3.50%							3.50%	3.50%	3.50%	3.50%	3.50%
IHS Holding 2025 revolving credit facility | SOFR
Disclosure of detailed information about borrowings [line items]
Borrowings, adjustment to interest rate basis		3.50%
Letters of credit | Maximum
Disclosure of detailed information about borrowings [line items]
Payment term of liabilities that are part of the arrangement					5 days
Payment term of comparable trade payables that are not part of the arrangement					30 days
IHS Nigeria, letters of credit issued February 2022
Disclosure of detailed information about borrowings [line items]
Notional amount					$ 356.5
IHS Nigeria, letters of credit issued February 2022 | Minimum
Disclosure of detailed information about borrowings [line items]
Interest rate					12.00%							12.00%	12.00%	12.00%	12.00%	12.00%
IHS Nigeria, letters of credit issued February 2022 | Maximum
Disclosure of detailed information about borrowings [line items]
Interest rate					15.39%							15.39%	15.39%	15.39%	15.39%	15.39%
IHS Nigeria, letters of credit issued February 2022, utilized by IHS Nigeria Limited | Minimum
Disclosure of detailed information about borrowings [line items]
Interest rate					12.00%							12.00%	12.00%	12.00%	12.00%	12.00%
IHS Nigeria, letters of credit issued February 2022, utilized by IHS Nigeria Limited | Maximum
Disclosure of detailed information about borrowings [line items]
Interest rate					15.39%							15.39%	15.39%	15.39%	15.39%	15.39%
IHS Nigeria, letters of credit issued February 2022, utilized by INT Towers Limited | Minimum
Disclosure of detailed information about borrowings [line items]
Interest rate					12.00%							12.00%	12.00%	12.00%	12.00%	12.00%
IHS Nigeria, letters of credit issued February 2022, utilized by INT Towers Limited | Maximum
Disclosure of detailed information about borrowings [line items]
Interest rate					15.39%							15.39%	15.39%	15.39%	15.39%	15.39%
IHS Nigeria, letters of credit issued February 2022, utilized by Global Independent Connect Limited
Disclosure of detailed information about borrowings [line items]
Interest rate					15.39%							15.39%	15.39%	15.39%	15.39%	15.39%
Nigeria (2023) Term Loan
Disclosure of detailed information about borrowings [line items]
Prepaid outstanding balance			$ 88.8	₦ 132.0
Interest paid			$ 5.5
Ecobank overdraft
Disclosure of detailed information about borrowings [line items]
Notional amount																		$ 17.9	XAF 10
Interest rate																		5.50%	5.50%
Access bank overdraft
Disclosure of detailed information about borrowings [line items]
Notional amount	$ 17.9																XAF 10
Borrowings, Number of Tranches | tranche	2
Access Bank Overdraft, Tranche I
Disclosure of detailed information about borrowings [line items]
Notional amount | XAF																	XAF 7
Interest rate	5.50%																5.50%
Access Bank Overdraft, Tranche II
Disclosure of detailed information about borrowings [line items]
Notional amount | XAF																	XAF 3
Interest rate	6.00%																6.00%
Nigeria 2026 Revolving Credit Facility | Signing of loan agreements
Disclosure of detailed information about borrowings [line items]
Notional amount										$ 69.0	₦ 100.0
Nigeria 2026 Revolving Credit Facility | Maximum | Signing of loan agreements
Disclosure of detailed information about borrowings [line items]
Notional amount										$ 138.1	₦ 200.0
Nigeria 2026 Revolving Credit Facility | Nigerian MPR | Signing of loan agreements
Disclosure of detailed information about borrowings [line items]
Borrowings, adjustment to interest rate basis										1.00%	1.00%